Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating segment
Revenue	$ 48,753	$ 62,345	$ 48,217
Taxes on revenues	(1,059)	(1,399)	(1,188)
Net operating revenues	47,694	60,946	47,029
Costs and expenses	(26,982)	(23,745)	(20,079)
Research and development expenses	(1,478)	(1,674)	(878)
Pre Operating and Idle Capacity	(1,592)	(1,293)	(1,117)
Operating profit	17,642	34,234	24,955
Depreciation, depletion and amortization	(4,396)	(4,122)	(3,260)
Impairment on assets	(4,023)
Operating income	9,223	30,112	21,695
Property, plant and equipment, net	90,744	88,895	83,096
Additions to property, plant and equipment	15,777	16,075	12,647
Investments	6,492	8,093	4,497
Bulk Material
Operating segment
Revenue	35,662	46,904	36,214
Taxes on revenues	(536)	(816)	(701)
Net operating revenues	35,126	46,088	35,513
Costs and expenses	(16,657)	(15,399)	(12,492)
Research and development expenses	(732)	(649)	(289)
Pre Operating and Idle Capacity	(349)	(207)	(132)
Operating profit	17,388	29,833	22,600
Depreciation, depletion and amortization	(2,007)	(1,847)	(1,536)
Impairment on assets	(1,029)
Operating income	14,352	27,986	21,064
Property, plant and equipment, net	41,641	39,432	35,193
Additions to property, plant and equipment	9,333	9,351	4,895
Investments	1,592	1,348	1,388
Bulk Material | Iron ore
Operating segment
Revenue	27,202	36,910	28,120
Taxes on revenues	(271)	(494)	(366)
Net operating revenues	26,931	36,416	27,754
Costs and expenses	(12,519)	(10,471)	(8,856)
Research and development expenses	(617)	(497)	(226)
Pre Operating and Idle Capacity			(18)
Operating profit	13,795	25,448	18,654
Depreciation, depletion and amortization	(1,529)	(1,418)	(1,307)
Operating income	12,266	24,030	17,347
Property, plant and equipment, net	35,849	32,944	30,412
Additions to property, plant and equipment	7,691	7,409	4,015
Investments	92	112	107
Bulk Material | Pellets
Operating segment
Revenue	6,776	8,204	6,402
Taxes on revenues	(216)	(266)	(266)
Net operating revenues	6,560	7,938	6,136
Costs and expenses	(2,387)	(3,209)	(2,510)
Pre Operating and Idle Capacity	(321)	(106)	(5)
Operating profit	3,852	4,623	3,621
Depreciation, depletion and amortization	(235)	(196)	(110)
Operating income	3,617	4,427	3,511
Property, plant and equipment, net	1,997	2,074	1,445
Additions to property, plant and equipment	383	624	353
Investments	1,219	997	1,058
Bulk Material | Manganese
Operating segment
Revenue	592
Taxes on revenues	(49)
Net operating revenues	543
Costs and expenses	(353)
Operating profit	190
Depreciation, depletion and amortization	(45)
Operating income	145
Property, plant and equipment, net	299
Additions to property, plant and equipment	177
Bulk Material | Manganese and Ferroalloys
Operating segment
Revenue		732	922
Taxes on revenues		(56)	(69)
Net operating revenues		676	853
Costs and expenses		(594)	(442)
Operating profit		82	411
Depreciation, depletion and amortization		(69)	(36)
Operating income		13	375
Property, plant and equipment, net		333	316
Additions to property, plant and equipment		177	28
Bulk Material | Coal
Operating segment
Revenue	1,092	1,058	770
Net operating revenues	1,092	1,058	770
Costs and expenses	(1,398)	(1,125)	(684)
Research and development expenses	(115)	(152)	(63)
Pre Operating and Idle Capacity	(28)	(101)	(109)
Operating profit	(449)	(320)	(86)
Depreciation, depletion and amortization	(198)	(164)	(83)
Impairment on assets	(1,029)
Operating income	(1,676)	(484)	(169)
Property, plant and equipment, net	3,496	4,081	3,020
Additions to property, plant and equipment	1,082	1,141	499
Investments	281	239	223
Base Metals
Operating segment
Revenue	7,133	9,627	8,200
Taxes on revenues	(2)	(28)	(61)
Net operating revenues	7,131	9,599	8,139
Costs and expenses	(4,983)	(5,334)	(4,870)
Research and development expenses	(395)	(413)	(277)
Pre Operating and Idle Capacity	(1,150)	(988)	(985)
Operating profit	603	2,864	2,007
Depreciation, depletion and amortization	(1,647)	(1,572)	(1,359)
Impairment on assets	(2,848)
Operating income	(3,892)	1,292	648
Property, plant and equipment, net	32,599	33,275	32,597
Additions to property, plant and equipment	3,611	3,879	3,294
Investments	2,652	3,616	265
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	5,975	8,118	4,712
Net operating revenues	5,975	8,118	4,712
Costs and expenses	(4,107)	(4,328)	(2,297)
Research and development expenses	(299)	(254)	(171)
Pre Operating and Idle Capacity	(1,029)	(976)	(934)
Operating profit	540	2,560	1,310
Depreciation, depletion and amortization	(1,508)	(1,487)	(1,145)
Impairment on assets	(2,848)
Operating income	(3,816)	1,073	165
Property, plant and equipment, net	28,060	29,097	28,623
Additions to property, plant and equipment	2,792	2,637	1,880
Investments	31	11	23
Base Metals | Copper concentrate
Operating segment
Revenue	1,158	1,126	934
Taxes on revenues	(2)	(23)	(29)
Net operating revenues	1,156	1,103	905
Costs and expenses	(876)	(702)	(475)
Research and development expenses	(96)	(159)	(95)
Pre Operating and Idle Capacity	(121)	(12)	(51)
Operating profit	63	230	284
Depreciation, depletion and amortization	(139)	(84)	(87)
Operating income	(76)	146	197
Property, plant and equipment, net	4,539	4,178	3,579
Additions to property, plant and equipment	819	1,226	1,072
Investments	252	234	90
Base Metals | Aluminum products.
Operating segment
Revenue		383	2,554
Taxes on revenues		(5)	(32)
Net operating revenues		378	2,522
Costs and expenses		(304)	(2,098)
Research and development expenses			(11)
Operating profit		74	413
Depreciation, depletion and amortization		(1)	(127)
Operating income		73	286
Property, plant and equipment, net			395
Additions to property, plant and equipment		16	342
Investments	2,369	3,371	152
Fertilizers
Operating segment
Revenue	3,777	3,547	1,845
Taxes on revenues	(207)	(225)	(106)
Net operating revenues	3,570	3,322	1,739
Costs and expenses	(2,736)	(2,430)	(1,563)
Research and development expenses	(109)	(104)	(72)
Pre Operating and Idle Capacity	(93)	(98)
Operating profit	632	690	104
Depreciation, depletion and amortization	(463)	(458)	(200)
Operating income	169	232	(96)
Property, plant and equipment, net	10,098	9,827	8,989
Additions to property, plant and equipment	1,678	1,028	843
Fertilizers | Potash
Operating segment
Revenue	308	287	280
Taxes on revenues	(18)	(14)	(11)
Net operating revenues	290	273	269
Costs and expenses	(171)	(239)	(213)
Research and development expenses	(73)	(50)	(56)
Pre Operating and Idle Capacity		(26)
Operating profit	46	(42)
Depreciation, depletion and amortization	(23)	(45)	(29)
Operating income	23	(87)	(29)
Property, plant and equipment, net	2,228	2,137	474
Additions to property, plant and equipment	1,333	532	355
Fertilizers | Phosphates
Operating segment
Revenue	2,583	2,395	1,211
Taxes on revenues	(76)	(95)	(47)
Net operating revenues	2,507	2,300	1,164
Costs and expenses	(1,947)	(1,634)	(1,054)
Research and development expenses	(36)	(54)	(16)
Pre Operating and Idle Capacity	(93)	(72)
Operating profit	431	540	94
Depreciation, depletion and amortization	(331)	(297)	(121)
Operating income	100	243	(27)
Property, plant and equipment, net	7,539	6,430	7,560
Additions to property, plant and equipment	293	316	438
Fertilizers | Nitrogen
Operating segment
Revenue	801	782	337
Taxes on revenues	(102)	(103)	(43)
Net operating revenues	699	679	294
Costs and expenses	(618)	(557)	(285)
Operating profit	81	122	9
Depreciation, depletion and amortization	(109)	(116)	(50)
Operating income	(28)	6	(41)
Property, plant and equipment, net		896	809
Additions to property, plant and equipment	40	180	47
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	85	83	17
Taxes on revenues	(11)	(13)	(5)
Net operating revenues	74	70	12
Costs and expenses			(11)
Operating profit	74	70	1
Operating income	74	70	1
Property, plant and equipment, net	331	364	146
Additions to property, plant and equipment	12		3
Logistic
Operating segment
Revenue	1,644	1,726	1,465
Taxes on revenues	(257)	(270)	(230)
Net operating revenues	1,387	1,456	1,235
Costs and expenses	(1,334)	(1,197)	(890)
Research and development expenses	(12)	(121)	(75)
Operating profit	41	138	270
Depreciation, depletion and amortization	(238)	(229)	(146)
Operating income	(197)	(91)	124
Property, plant and equipment, net	4,496	4,368	2,322
Additions to property, plant and equipment	762	868	943
Investments	680	665	646
Logistic | Railroads
Operating segment
Revenue	1,135	1,265	1,107
Taxes on revenues	(199)	(222)	(183)
Net operating revenues	936	1,043	924
Costs and expenses	(1,012)	(882)	(641)
Research and development expenses	(12)	(121)	(75)
Operating profit	(88)	40	208
Depreciation, depletion and amortization	(182)	(179)	(123)
Operating income	(270)	(139)	85
Property, plant and equipment, net	1,543	1,307	1,278
Additions to property, plant and equipment	455	213	160
Investments	586	551	511
Logistic | Ports
Operating segment
Revenue	509	461	353
Taxes on revenues	(58)	(48)	(47)
Net operating revenues	451	413	306
Costs and expenses	(322)	(315)	(236)
Operating profit	129	98	70
Depreciation, depletion and amortization	(56)	(50)	(23)
Operating income	73	48	47
Property, plant and equipment, net	600	576	297
Additions to property, plant and equipment	94	347	36
Investments	94
Logistic | Ships
Operating segment
Revenue			5
Net operating revenues			5
Costs and expenses			(13)
Operating profit			(8)
Operating income			(8)
Property, plant and equipment, net	2,353	2,485	747
Additions to property, plant and equipment	213	308	747
Investments		114	135
Others
Operating segment
Revenue	537	541	493
Taxes on revenues	(57)	(60)	(90)
Net operating revenues	480	481	403
Costs and expenses	(781)	(898)	(264)
Research and development expenses	(230)	(387)	(165)
Operating profit	(531)	(804)	(26)
Depreciation, depletion and amortization	(41)	(16)	(19)
Impairment on assets	(146)
Operating income	(718)	(820)	(45)
Property, plant and equipment, net	1,910	1,993	3,995
Additions to property, plant and equipment	393	949	2,672
Investments	1,568	2,464	2,198
Loss on Sale of Assets
Operating segment
Costs and expenses	(491)
Operating profit	(491)
Operating income	(491)
Gain on Sale of Assets
Operating segment
Costs and expenses		1,513
Operating profit		1,513
Operating income		$ 1,513